Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

August 31, 2021

GO-QTLY-1021
1.805740.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 22.7%
Entertainment - 5.5%
Netflix, Inc. (a)	695,600	$395,929
Roku, Inc. Class A (a)	1,030,020	362,979
Sea Ltd. ADR (a)	1,821,284	616,177
The Walt Disney Co. (a)	480,173	87,055
		1,462,140
Interactive Media & Services - 14.2%
Alphabet, Inc.:
Class A (a)	217,558	629,602
Class C (a)	499,739	1,453,861
Facebook, Inc. Class A (a)	2,890,885	1,096,744
fuboTV, Inc. (a)(b)	2,364,700	68,931
Match Group, Inc. (a)	253,612	34,856
Snap, Inc. Class A (a)	2,865,100	218,063
Taboola.com Ltd. (a)(b)	529,200	4,758
Zoominfo Technologies, Inc. (a)	3,409,200	222,246
		3,729,061
Media - 1.5%
Comcast Corp. Class A	1,928,692	117,033
Integral Ad Science Holding Corp.	526	12
Magnite, Inc. (a)(b)(c)	6,626,258	192,294
TechTarget, Inc. (a)	951,042	80,439
		389,778
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	2,874,925	393,922

TOTAL COMMUNICATION SERVICES		5,974,901

CONSUMER DISCRETIONARY - 12.7%
Automobiles - 1.5%
Arrival SA (a)	125,117	1,473
Lucid Motors, Inc. (d)	1,056,300	21,084
Neutron Holdings, Inc. (a)(d)(e)	474,927	52
Rad Power Bikes, Inc. (d)(e)	382,384	1,845
Tesla, Inc. (a)	505,480	371,892
		396,346
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A (a)(b)	899,028	21,738
FSN E-Commerce Ventures Pvt Ltd. (a)(d)(e)	2,325,300	11,440
The Beachbody Co., Inc. (d)	807,944	6,245
		39,423
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. Class A	880,000	136,391
Penn National Gaming, Inc. (a)	91,800	7,445
		143,836
Household Durables - 0.5%
Lovesac (a)	127,100	7,189
Purple Innovation, Inc. (a)	5,175,200	126,275
		133,464
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	359,667	1,248,329
Chewy, Inc. (a)(b)	1,493,200	131,581
Doordash, Inc.	145,500	27,849
Farfetch Ltd. Class A (a)	380,000	15,907
Global-e Online Ltd. (a)	1,944,608	153,546
Porch Group, Inc. Class A (a)	1,347,400	26,948
The Original BARK Co. Class A (a)	1,172,678	9,499
thredUP, Inc. (a)	38,653	741
Wayfair LLC Class A (a)	274,271	77,002
Zomato Ltd. (d)	10,619,500	16,649
		1,708,051
Leisure Products - 0.3%
Peloton Interactive, Inc. Class A (a)	817,200	81,875
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	322,500	14,277
American Eagle Outfitters, Inc.	209,816	6,404
Auto1 Group SE (f)	2,935,672	127,733
Carvana Co. Class A (a)(b)	1,190,212	390,461
Cazoo Holdings Ltd.	1,628,803	12,475
Dick's Sporting Goods, Inc.	954,400	134,389
Shift Technologies, Inc. Class A (a)(b)	4,138,283	30,789
		716,528
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. (a)(d)(e)	23,730	276
Bombas LLC (d)(e)	4,569,969	20,197
Capri Holdings Ltd. (a)	286,500	16,190
Deckers Outdoor Corp. (a)	15,671	6,558
lululemon athletica, Inc. (a)	137,210	54,907
Tapestry, Inc.	903,200	36,417
		134,545

TOTAL CONSUMER DISCRETIONARY		3,354,068

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	1,582,100	89,642
Blink Health, Inc. Series A1 (d)(e)	56,119	2,143
Costco Wholesale Corp.	200,800	91,462
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	376,789	1,488
		184,735
Food Products - 0.2%
AppHarvest, Inc. (a)(b)	3,733,557	31,362
Beyond Meat, Inc. (a)(b)	112,444	13,453
		44,815
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(d)(e)	2,772	154

TOTAL CONSUMER STAPLES		229,704

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	8,704,778	269,451
Reliance Industries Ltd.	497,403	11,027
		280,478
FINANCIALS - 1.9%
Banks - 0.9%
Starling Bank Ltd. Series D (a)(e)	6,322,000	11,250
Wells Fargo & Co.	4,900,000	223,930
		235,180
Capital Markets - 0.2%
Coinbase Global, Inc. (a)	17,900	4,636
XP, Inc. Class A (a)	838,136	40,775
		45,411
Consumer Finance - 0.6%
Capital One Financial Corp.	424,500	70,454
LendingTree, Inc. (a)(b)	610,388	101,709
		172,163
Diversified Financial Services - 0.1%
Cazoo Group Ltd. (d)	260,200	1,993
Rapyd Financial Network 2016 Ltd. (d)(e)	340,545	25,000
		26,993
Insurance - 0.1%
Palomar Holdings, Inc. (a)(b)	379,700	34,097

TOTAL FINANCIALS		513,844

HEALTH CARE - 12.2%
Biotechnology - 4.5%
Acceleron Pharma, Inc. (a)	305,900	40,954
ADC Therapeutics SA (a)	238,174	6,948
Agios Pharmaceuticals, Inc. (a)	1,010,600	45,154
Allakos, Inc. (a)	181,300	16,165
Alnylam Pharmaceuticals, Inc. (a)	566,635	114,137
Applied Therapeutics, Inc. (a)	484,100	7,605
Arcutis Biotherapeutics, Inc. (a)	235,100	4,977
Argenx SE ADR (a)	154,199	51,043
Ascendis Pharma A/S sponsored ADR (a)	67,662	10,605
Aurinia Pharmaceuticals, Inc. (a)(b)	1,594,700	25,962
Celldex Therapeutics, Inc. (a)	479,840	25,264
Crinetics Pharmaceuticals, Inc. (a)	89,975	2,121
Cullinan Oncology, Inc.	187,000	5,277
Cytokinetics, Inc. (a)	1,015,500	33,481
Erasca, Inc.	896,900	21,445
Exelixis, Inc. (a)	1,277,900	24,497
Forma Therapeutics Holdings, Inc. (a)	518,100	12,450
Fusion Pharmaceuticals, Inc. (a)	141,767	1,323
Generation Bio Co. (a)	131,000	3,275
Gritstone Bio, Inc. (a)(b)	1,099,408	10,115
Icosavax, Inc. (a)(b)	237,700	8,966
Imago BioSciences, Inc.	96,400	2,532
Instil Bio, Inc. (a)	1,254,500	23,647
Keros Therapeutics, Inc. (a)	277,800	9,345
Mirati Therapeutics, Inc. (a)	190,500	32,334
Moderna, Inc. (a)	6,200	2,335
Monte Rosa Therapeutics, Inc.	396,100	14,137
Morphic Holding, Inc. (a)	208,036	13,108
Neurocrine Biosciences, Inc. (a)	1,355,202	129,015
Nuvalent, Inc. Class A (a)	186,375	6,790
ORIC Pharmaceuticals, Inc. (a)	81,899	1,809
Passage Bio, Inc. (a)	398,600	4,791
Poseida Therapeutics, Inc. (a)	61,100	528
Prelude Therapeutics, Inc.	391,600	13,976
Protagonist Therapeutics, Inc. (a)	655,987	31,815
PTC Therapeutics, Inc. (a)	58,900	2,571
Regeneron Pharmaceuticals, Inc. (a)	396,353	266,904
Relay Therapeutics, Inc. (a)	783,985	25,111
Repare Therapeutics, Inc. (a)	22,200	755
Revolution Medicines, Inc. (a)	74,517	2,168
Sarepta Therapeutics, Inc. (a)	635,893	49,676
Tenaya Therapeutics, Inc. (a)	421,700	8,539
TG Therapeutics, Inc. (a)	648,990	17,568
Vaxcyte, Inc. (a)	460,543	12,080
Zentalis Pharmaceuticals, Inc. (a)	545,300	37,184
		1,180,482
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	5,500,974	248,369
Danaher Corp.	319,400	103,537
DexCom, Inc. (a)	171,126	90,598
Figs, Inc. Class A (a)(b)	36,800	1,509
Hologic, Inc. (a)	786,318	62,237
Insulet Corp. (a)	146,810	43,721
Novocure Ltd. (a)	583,424	78,301
Owlet, Inc. (d)	976,387	5,995
Penumbra, Inc. (a)	171,663	47,199
TransMedics Group, Inc. (a)(c)	2,347,117	76,704
		758,170
Health Care Providers & Services - 4.0%
1Life Healthcare, Inc. (a)	2,391,357	58,612
agilon health, Inc. (a)	1,369,700	47,940
Alignment Healthcare, Inc. (a)	986,700	17,435
Cano Health, Inc. (d)	4,012,311	48,027
Cano Health, Inc. (a)	2,294,834	27,469
CareMax, Inc. Class A (a)(b)	3,160,802	28,510
Centene Corp. (a)	1,692,644	106,603
Humana, Inc.	570,660	231,357
LifeStance Health Group, Inc.	5,380,678	79,957
Oak Street Health, Inc. (a)(b)	2,675,000	125,003
UnitedHealth Group, Inc.	696,767	290,043
		1,060,956
Health Care Technology - 0.2%
Doximity, Inc.	40,700	3,744
GoodRx Holdings, Inc. (b)	786,200	29,891
Inspire Medical Systems, Inc. (a)	145,400	32,506
Sema4 Holdings Corp. (d)	217,600	2,067
		68,208
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	38,840	6,833
Olink Holding AB ADR (a)	387,900	12,417
Sartorius Stedim Biotech	86,300	52,335
		71,585
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	345,700	29,803
Cyteir Therapeutics, Inc.	126,300	2,410
IMARA, Inc. (a)	1,283,480	6,148
Nabriva Therapeutics PLC (a)(b)	1,126,502	1,194
Nabriva Therapeutics PLC warrants 6/1/22 (a)	6,814,048	0
Nektar Therapeutics (a)	2,254,071	34,893
Nuvation Bio, Inc. (a)	360,498	3,327
Terns Pharmaceuticals, Inc.	758,300	10,207
Theravance Biopharma, Inc. (a)	204,218	1,695
		89,677

TOTAL HEALTH CARE		3,229,078

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(d)(e)	8,500	3,570
Air Freight & Logistics - 0.3%
InPost SA	3,684,700	71,787
Airlines - 0.1%
Joby Aviation, Inc. (d)	1,212,194	14,637
Building Products - 0.2%
The AZEK Co., Inc. (a)	910,700	38,696
View, Inc. (d)	1,205,473	5,737
		44,433
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc.	1,216,743	23,592
ACV Auctions, Inc. Class A (a)	451,681	9,219
		32,811
Electrical Equipment - 0.6%
Sunrun, Inc. (a)	2,035,572	90,074
Vestas Wind Systems A/S	1,451,300	58,599
		148,673
Machinery - 0.0%
Hyzon Motors, Inc. Class A (a)	321,700	3,034
Proterra, Inc. Class A (a)	543,600	5,691
		8,725
Marine - 0.2%
Eagle Bulk Shipping, Inc. (a)	182,110	8,994
Genco Shipping & Trading Ltd.	1,078,985	21,029
Golden Ocean Group Ltd.	2,348,012	26,955
Star Bulk Carriers Corp.	120,420	2,778
		59,756
Professional Services - 0.0%
LegalZoom.com, Inc. (b)	87,800	3,005
Road & Rail - 2.2%
Lyft, Inc. (a)	2,953,929	140,637
TuSimple Holdings, Inc. (a)	433,800	18,159
Uber Technologies, Inc. (a)	10,817,781	423,408
		582,204

TOTAL INDUSTRIALS		969,601

INFORMATION TECHNOLOGY - 38.8%
Electronic Equipment & Components - 0.3%
Flex Ltd. (a)	2,870,300	53,330
Jabil, Inc.	524,400	32,397
		85,727
IT Services - 7.5%
Afterpay Ltd. (a)	264,403	26,033
Cyxtera Technologies, Inc. (d)	969,061	8,157
Dlocal Ltd.	265,900	17,018
EPAM Systems, Inc. (a)	70,473	44,596
Flywire Corp. (a)	525,873	23,091
Global Payments, Inc.	455,712	74,117
GoDaddy, Inc. (a)	3,165,404	232,056
Marqeta, Inc. Class A	2,414,700	70,123
MasterCard, Inc. Class A	258,112	89,366
MongoDB, Inc. Class A (a)	227,412	89,107
Nuvei Corp. (f)	1,321,500	171,288
Paymentus Holdings, Inc. (a)	42,400	1,088
Payoneer Global, Inc. (d)	442,000	4,539
Payoneer Global, Inc. (a)	509,900	5,237
PayPal Holdings, Inc. (a)	791,877	228,583
Repay Holdings Corp. (a)	2,864,800	65,919
Snowflake Computing, Inc.	50,644	15,414
Square, Inc. (a)	936,700	251,101
TaskUs, Inc.	1,000,869	62,955
Twilio, Inc. Class A (a)	324,391	115,795
Visa, Inc. Class A	433,561	99,329
Wix.com Ltd. (a)(b)	1,268,746	281,763
		1,976,675
Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc.	1,561,201	210,965
Cirrus Logic, Inc. (a)	74,900	6,267
Lam Research Corp.	254,776	154,094
Marvell Technology, Inc.	2,065,479	126,387
Micron Technology, Inc.	4,036,772	297,510
NVIDIA Corp.	2,794,272	625,498
NXP Semiconductors NV	1,525,072	328,089
ON Semiconductor Corp. (a)	2,971,661	131,823
SolarEdge Technologies, Inc. (a)	280,760	81,359
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	187,200	22,279
		1,984,271
Software - 19.2%
Adobe, Inc. (a)	413,430	274,393
Alkami Technology, Inc.	899,637	24,409
Alkami Technology, Inc. (a)	11,800	337
Alteryx, Inc. Class A (a)	19,000	1,405
Anaplan, Inc. (a)	2,019,600	121,136
Autodesk, Inc. (a)	271,065	84,055
Blend Labs, Inc.	145,900	2,362
BTRS Holdings, Inc. (d)	1,599,340	17,449
BTRS Holdings, Inc. (a)(b)	712,300	7,771
CCC Intelligent Solutions Holdings, Inc. (d)	180,037	1,984
Ceridian HCM Holding, Inc. (a)	937,900	105,373
Cloudflare, Inc. (a)	368,441	44,486
Confluent, Inc.	60,300	3,371
Coupa Software, Inc. (a)	161,598	39,561
Digital Turbine, Inc. (a)(b)	1,583,900	92,579
DocuSign, Inc. (a)	42,178	12,495
DoubleVerify Holdings, Inc. (a)(b)	2,200,800	79,955
DoubleVerify Holdings, Inc.	1,082,557	37,363
Dynatrace, Inc. (a)	3,751,300	257,827
Elastic NV (a)	505,240	80,611
Epic Games, Inc. (a)(d)(e)	56,200	49,737
HubSpot, Inc. (a)	297,849	203,869
Intapp, Inc. (c)	3,025,166	110,419
Intuit, Inc.	299,208	169,385
Latch, Inc. (a)(b)	1,725,400	21,412
Lightspeed Commerce, Inc. (Canada) (a)	2,143,073	237,910
Matterport, Inc. (a)	348,300	5,611
Matterport, Inc. (d)	210,900	3,398
Microsoft Corp.	6,159,615	1,859,454
Monday.com Ltd.	129,200	49,013
Olo, Inc. (a)(b)	82,700	3,175
Otonomo Technologies Ltd. (d)	806,051	5,552
Pine Labs Private Ltd. (d)(e)	16,636	7,132
RingCentral, Inc. (a)	71,791	18,110
Riskified Ltd. (a)	177,900	5,737
Riskified Ltd.:
Class A	379,687	11,020
Class B	759,374	22,041
Salesforce.com, Inc. (a)	1,905,038	505,349
SentinelOne, Inc.	108,900	6,962
ServiceNow, Inc. (a)	277,058	178,326
Stripe, Inc. Class B (a)(d)(e)	73,500	2,949
Technology One Ltd.	323,796	2,340
The Trade Desk, Inc. (a)	560,210	44,845
Viant Technology, Inc.	1,274,292	17,522
Volue A/S	2,091,675	11,067
Workday, Inc. Class A (a)	344,872	94,205
Zoom Video Communications, Inc. Class A (a)	452,900	131,115
		5,066,577
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	6,740,960	1,023,480
Samsung Electronics Co. Ltd.	1,330,800	88,077
		1,111,557

TOTAL INFORMATION TECHNOLOGY		10,224,807

MATERIALS - 1.1%
Chemicals - 0.0%
Corbion NV	124,365	6,684
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	7,484,700	272,368

TOTAL MATERIALS		279,052

UTILITIES - 1.9%
Electric Utilities - 1.0%
Edison International	1,271,421	73,539
NextEra Energy, Inc.	584,312	49,076
ORSTED A/S (f)	859,356	136,581
		259,196
Independent Power and Renewable Electricity Producers - 0.9%
Brookfield Renewable Corp.	187,500	8,217
FREYR Battery SA (a)	806,106	7,158
NextEra Energy Partners LP	2,176,700	173,984
The AES Corp.	1,892,600	45,176
		234,535

TOTAL UTILITIES		493,731

TOTAL COMMON STOCKS
(Cost $14,960,420)		25,549,264

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 2.0%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (a)(d)	1,493,700	2,173
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
Bird Rides, Inc. (d)	1,943,700	14,579
Rad Power Bikes, Inc.:
Series A (d)(e)	49,852	240
Series C (d)(e)	196,163	946
Rivian Automotive, Inc.:
Series E (a)(d)(e)	1,336,833	79,421
Series F (d)(e)	262,266	15,581
		110,767
Internet & Direct Marketing Retail - 0.5%
GoBrands, Inc. Series G (d)(e)	70,400	27,350
Instacart, Inc.:
Series H (d)(e)	267,054	33,382
Series I (d)(e)	90,554	11,319
Reddit, Inc. Series F (d)(e)	793,873	49,057
		121,108
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	9,365	109
Series B (a)(d)(e)	1,645	19
Series C (a)(d)(e)	15,730	183
Series Seed (a)(d)(e)	5,030	58
		369
TOTAL CONSUMER DISCRETIONARY		232,244
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	234,164	8,940
Sweetgreen, Inc.:
Series C (a)(d)(e)	3,842	51
Series D (a)(d)(e)	61,801	813
Series I (a)(d)(e)	145,657	1,915
Series J (d)(e)	376,789	4,955
		16,674
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (d)(e)	404,785	24,388
Tobacco - 0.1%
JUUL Labs, Inc.:
Series C (a)(d)(e)	566,439	31,375
Series D (a)(d)(e)	3,671	203
		31,578
TOTAL CONSUMER STAPLES		72,640
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc.:
Series D1 (d)	126,152	1,798
Series E (a)(d)	757,018	10,792
		12,590
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (d)(e)	1,068,417	24,397
Space Exploration Technologies Corp.:
Series I (a)(d)(e)	16,438	6,904
Series N (d)(e)	51,400	21,587
		52,888
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (d)(e)	441,839	32,374
Road & Rail - 0.1%
Convoy, Inc. Series D (a)(d)(e)	1,038,289	17,734
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (d)(e)	10,397	5,082
TOTAL INDUSTRIALS		108,078
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	501,100	4,007
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	7,873,996	8,730
IT Services - 0.2%
ByteDance Ltd. Series E1 (d)(e)	116,411	12,076
Yanka Industries, Inc.:
Series E (a)(d)(e)	341,047	10,871
Series F (d)(e)	380,955	12,144
		35,091
Semiconductors & Semiconductor Equipment - 0.0%
SiMa.ai Series B (d)(e)	1,198,500	6,145
Tenstorrent, Inc. Series C1 (d)(e)	32,900	1,956
		8,101
Software - 0.1%
Databricks, Inc.:
Series G (d)(e)	60,400	13,315
Series H (d)(e)	10,784	2,377
Stripe, Inc. Series H (d)(e)	30,700	1,232
ThoughtWorks, Inc.:
Series A (d)	13,782	9,121
Series B (d)	9,242	6,116
		32,161
TOTAL INFORMATION TECHNOLOGY		88,090
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	674,317	16,184

TOTAL CONVERTIBLE PREFERRED STOCKS		531,999

Nonconvertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series E1 (d)	4,395,224	6,393
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(d)(e)	6,477,300	713
Waymo LLC Series A2 (a)(d)(e)	47,838	4,388
		5,101
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (d)(e)(g)	672,000	19,289
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Gupshup, Inc. (d)(e)	509,400	11,648
Software - 0.2%
Pine Labs Private Ltd.:
Series 1 (d)(e)	39,764	17,047
Series A (d)(e)	9,936	4,260
Series B (d)(e)	10,808	4,634
Series B2 (d)(e)	8,745	3,749
Series C (d)(e)	16,265	6,973
Series C1 (d)(e)	3,427	1,469
Series D (d)(e)	3,667	1,572
		39,704
TOTAL INFORMATION TECHNOLOGY		51,352

TOTAL NONCONVERTIBLE PREFERRED STOCKS		82,135

TOTAL PREFERRED STOCKS
(Cost $455,388)		614,134
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	843	843
4% 6/12/27 (d)(e)	232	232
(Cost $1,075)		1,075

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (d)(e)(h)	24,310	24,310
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	3,352	3,352
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(h)	1,830	1,830

TOTAL INFORMATION TECHNOLOGY		5,182

TOTAL PREFERRED SECURITIES
(Cost $29,492)		29,492
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.06% (i)	5,385,154	5,386
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	609,913,465	609,974
TOTAL MONEY MARKET FUNDS
(Cost $615,360)		615,360

Equity Funds - 0.6%
Domestic Equity Funds - 0.6%
iShares Russell 1000 Growth Index ETF (b)
(Cost $151,032)	535,200	155,690
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $16,212,767)		26,965,015
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(617,951)
NET ASSETS - 100%		$26,347,064

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $934,197,000 or 3.5% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $435,602,000 or 1.7% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$260
Allbirds, Inc. Series A	10/9/18	$103
Allbirds, Inc. Series B	10/9/18	$18
Allbirds, Inc. Series C	10/9/18	$173
Allbirds, Inc. Series Seed	10/9/18	$55
Beta Technologies, Inc. Series A	4/9/21	$32,374
Bird Rides, Inc.	2/12/21 - 4/20/21	$10,084
Blink Health, Inc. Series A1	12/30/20	$1,520
Blink Health, Inc. Series C	11/7/19 - 7/14/21	$8,939
Bombas LLC	2/16/21	$20,197
Bowery Farming, Inc. Series C1	5/18/21	$24,388
BTRS Holdings, Inc.	1/12/21	$15,993
ByteDance Ltd. Series E1	11/18/20	$12,756
Cano Health, Inc.	11/11/20	$40,123
Cazoo Group Ltd.	3/28/21	$2,602
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$1,800
Circle Internet Financial Ltd. 0%	5/11/21	$24,310
Convoy, Inc. Series D	10/30/19	$14,058
Cyxtera Technologies, Inc.	2/21/21	$9,691
Databricks, Inc. Series G	2/1/21	$10,713
Databricks, Inc. Series H	8/31/21	$2,377
Delhivery Pvt Ltd. Series H	5/20/21	$5,075
Diamond Foundry, Inc. Series C	3/15/21	$16,184
Enevate Corp. Series E	1/29/21	$8,730
Enevate Corp. 0% 1/29/23	1/29/21	$3,352
Epic Games, Inc.	7/13/20 - 3/29/21	$45,615
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$6,381
GoBrands, Inc. Series G	3/2/21	$17,580
Gupshup, Inc.	6/8/21	$11,648
Instacart, Inc. Series H	11/13/20	$16,023
Instacart, Inc. Series I	2/26/21	$11,319
Joby Aviation, Inc.	2/23/21	$12,122
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Lucid Motors, Inc.	2/22/21	$15,845
Matterport, Inc.	2/8/21	$2,109
Neutron Holdings, Inc.	2/4/21	$5
Neutron Holdings, Inc. Series 1C	7/3/18	$1,184
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$843
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$232
Otonomo Technologies Ltd.	1/31/21	$8,061
Owlet, Inc.	2/15/21	$9,764
Payoneer Global, Inc.	2/3/21	$4,420
Pine Labs Private Ltd.	6/30/21	$6,203
Pine Labs Private Ltd. Series 1	6/30/21	$14,826
Pine Labs Private Ltd. Series A	6/30/21	$3,705
Pine Labs Private Ltd. Series B	6/30/21	$4,030
Pine Labs Private Ltd. Series B2	6/30/21	$3,261
Pine Labs Private Ltd. Series C	6/30/21	$6,065
Pine Labs Private Ltd. Series C1	6/30/21	$1,278
Pine Labs Private Ltd. Series D	6/30/21	$1,367
Rad Power Bikes, Inc.	1/21/21	$1,845
Rad Power Bikes, Inc. Series A	1/21/21	$240
Rad Power Bikes, Inc. Series C	1/21/21	$946
Rapyd Financial Network 2016 Ltd.	3/30/21	$25,000
Reddit, Inc. Series F	8/11/21	$49,057
Relativity Space, Inc. Series E	5/27/21	$24,397
Rivian Automotive, Inc. Series E	7/10/20	$20,708
Rivian Automotive, Inc. Series F	1/19/21	$9,665
Sema4 Holdings Corp.	2/9/21	$2,176
SiMa.ai Series B	5/10/21	$6,145
Sonder Holdings, Inc. Series D1	12/20/19	$1,324
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$8,150
Space Exploration Technologies Corp. Class A	2/16/21	$3,570
Space Exploration Technologies Corp. Series I	4/5/18	$2,778
Space Exploration Technologies Corp. Series N	8/4/20	$13,878
Starry, Inc. Series D	7/30/20	$2,136
Starry, Inc. Series E1	9/4/20	$6,184
Stripe, Inc. Class B	5/18/21	$2,949
Stripe, Inc. Series H	3/15/21	$1,232
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$66
Sweetgreen, Inc. Series D	9/13/19	$1,057
Sweetgreen, Inc. Series I	9/13/19	$2,491
Sweetgreen, Inc. Series J	1/21/21	$6,443
Tenstorrent, Inc. Series C1	4/23/21	$1,956
Tenstorrent, Inc. 0%	4/23/21	$1,830
The Beachbody Co., Inc.	2/9/21	$8,079
ThoughtWorks, Inc. Series A	1/13/21	$8,437
ThoughtWorks, Inc. Series B	6/25/21	$6,116
Thriveworks TopCo LLC Series B	7/23/21	$19,289
View, Inc.	3/5/21	$12,055
Waymo LLC Series A2	5/8/20	$4,108
Xsight Labs Ltd. Series D	2/16/21	$4,007
Yanka Industries, Inc. Series E	5/15/20	$4,120
Yanka Industries, Inc. Series F	4/8/21	$12,144
Zomato Ltd.	12/9/20 - 2/10/21	$7,456

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$32,258	$4,312,919	$4,339,801	$27	$10	$--	$5,386	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	666,328	2,122,677	2,179,031	2,277	--	--	609,974	1.8%
Total	$698,586	$6,435,596	$6,518,832	$2,304	$10	$--	$615,360

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
CareMax, Inc. Class A	$--	$27,014	$9,968	$--	$(10,893)	$(4,642)	$--
IMARA, Inc.	6,296	12,352	--	--	--	(12,500)	--
Intapp, Inc.	--	87,735	--	--	--	22,684	110,419
Magnite, Inc.	--	235,467	2,903	--	(1,537)	(38,733)	192,294
Nabriva Therapeutics PLC	4,810	--	--	--	--	(3,616)	--
The Original BARK Co. Class A	--	12,422	30,153	--	(11,416)	(1,588)	--
TransMedics Group, Inc.	31,276	9,515	--	--	--	35,913	76,704
Total	$42,382	$384,505	$43,024	$--	$(23,846)	$(2,482)	$379,417

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.